UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21032

        Credit Suisse Short Duration Bond Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments

Credit Suisse Short Duration Bond Fund Schedule of Investments September 30, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (26.6%)
Banks (0.8%)
$500	Washington Mutual, Inc., Global Senior Notes	(A- , A3)	01/15/08	4.375	$496,914

Diversified Financials (3.2%)
500	Capital One Financial Corp., Notes	(BBB- , Baa3)	05/01/06	7.250	507,843
345	Countrywide Home Loans, Inc., Series MTN,
	Global Notes	(A , A3)	05/21/08	3.250	332,297
400	Ford Motor Credit Co., Global Notes	(BB+ , Baa2)	01/15/10	5.700	363,699
575	JPMorgan Chase & Co., Global Notes	(A+ , Aa3)	03/15/09	3.500	553,416
295	Prudential Financial, Inc., Senior Notes +	(A- , A3)	11/15/06	4.104	293,041

					2,050,296

Electric (6.2%)
306	American Electric Power Company, Inc.,
	Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	309,020
1,200	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	1,187,706
720	DTE Energy Co., Senior Unsecured Notes	(BBB- , Baa2)	08/16/07	5.630	730,064
895	FPL Group Capital, Inc., Notes	(A- , A2)	04/11/06	3.250	889,974
375	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	372,657
500	Public Service Company of New Mexico,
	Senior Notes	(BBB , Baa2)	09/15/08	4.400	492,405

					3,981,826

Environmental Control (0.8%)
500	Waste Management, Inc., Senior Notes	(BBB , Baa3)	11/15/08	6.500	523,156

Finance (1.8%)
325	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	06/15/10	4.500	320,160
300	Lehman Brothers Holdings, Inc., Global Notes	(A , A1)	07/26/10	4.500	296,224
500	Morgan Stanley, Global Bonds	(A+ , Aa3)	04/01/07	5.800	508,356

					1,124,740

Food (1.1%)
200	Archer-Daniels-Midland Co., Debentures	(A+ , A2)	01/15/06	10.250	202,962
500	Sara Lee Corp., Notes	(A , A3)	06/15/06	1.950	491,650

					694,612

Gaming (0.6%)
200	Harrah’s Operating Company, Inc., Company
	Guaranteed Notes	(BB+ , Ba1)	12/15/05	7.875	201,750
200	MGM Mirage, Inc., Company Guaranteed Notes	(B+ , Ba3)	06/01/07	9.750	214,000

					415,750

Gas (1.2%)
800	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	803,638

Healthcare Services (0.3%)
200	Caremark Rx, Inc., Senior Notes	(BBB- , Baa3)	10/01/06	7.375	204,751

Home Builders (1.2%)
765	D.R. Horton, Inc., Notes	(BB+ , Ba1)	01/15/10	4.875	748,090

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Insurance (1.9%)
$600	American International Group, Inc., Global Notes	(AA , Aa2)	05/15/08	2.875	$573,268
635	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes #	(AAA , Aaa)	01/11/08	3.600	635,870

					1,209,138

Lodging (0.4%)
250	Caesars Entertainment, Inc., Senior
	Subordinated Notes	(BB+ , Ba1)	12/15/05	7.875	252,187

Media (1.2%)
500	Comcast Cable Communications, Inc., Notes	(BBB+ , Baa2)	11/15/08	6.200	519,625
230	Cox Communications, Inc., Notes	(BBB- , Baa3)	08/15/06	7.750	235,883

					755,508

Oil & Gas (1.6%)
500	Pemex Project Funding Master Trust, Rule
	144A, Company Guaranteed Notes ‡	(BBB , Baa1)	06/01/07	9.000	535,000
500	Pemex Project Funding Master Trust, Rule 144A,
	Company Guaranteed Notes ‡#	(BBB- , Baa1)	06/15/10	5.170	521,500

					1,056,500

Paper & Forest Products (0.3%)
175	Georgia-Pacific Corp., Notes	(BB+ , Ba2)	05/15/06	7.500	177,844

Restaurants (0.1%)
85	Yum! Brands, Inc., Senior Notes	(BBB- , Baa3)	04/15/06	8.500	86,750

Telecommunications (3.9%)
650	AT&T Wireless Services, Inc., Global Senior Notes	(A , Baa2)	03/01/06	7.350	657,614
230	Cingular Wireless LLC, Global Senior Notes	(A , Baa2)	12/15/06	5.625	232,853
850	Sprint Capital Corp., Global Company Guaranteed
	Notes	(A- , Baa2)	05/01/09	6.375	893,176
685	Verizon Global Funding Corp., Global Notes	(A+ , A2)	06/15/07	6.125	702,798

					2,486,441

TOTAL CORPORATE BONDS (Cost $17,178,110)					17,068,141

ASSET BACKED SECURITIES (29.8%)
642	Accredited Mortgage Loan Trust, Series 2003-1,
	Class A1 #	(AAA , Aaa)	06/25/33	3.580	627,221
730	Accredited Mortgage Loan Trust, Series 2004-3,
	Class 1A3	(AAA , Aaa)	10/25/34	3.920	721,731
36	AQ Finance NIM Trust, Series 2002-NA4 #	(NR , NR)	09/25/32	10.330	8,200
588	Asset Backed Funding Certificates, Series
	2003-AHL1, Class A1	(AAA , Aaa)	03/25/33	3.684	574,312
667	Capital Auto Receivables Asset Trust,
	Series 2002-5, Class A4	(AAA , Aaa)	04/15/08	2.920	660,384
1,230	Caterpillar Financial Asset Trust, Series 2004-
	A, Class A3 #	(AAA , Aaa)	01/26/09	3.130	1,215,515
765	Chase Funding Mortgage Loan, Series 2003-6,
	Class 1A4 #	(AAA , Aaa)	08/25/30	4.499	753,884
420	Citifinancial Mortgage Securities, Inc.,
	Series 2003-2, Class AF2 #	(AAA , Aaa)	05/25/33	2.126	418,007
671	Countrywide Asset-Backed Certificates,
	Series 2001-BC1, Class A6	(AAA , Aaa)	11/25/31	6.565	673,633
745	Equity One ABS, Inc., Series 2003-3, Class AF4	(AAA , Aaa)	12/25/33	4.995	744,649
765	Equity One ABS, Inc., Series 2004-2, Class AF4	(AAA , Aaa)	07/25/34	4.624	756,394
785	First Franklin Mortgage Loan Asset Backed
	Certificates, Series 2004-FFA, Class A2 #	(AAA , Aaa)	03/25/24	4.600	774,978

	Par		Ratings†
	(000)		(S&P/Moody’s)	Maturity	Rate%	Value

	ASSET BACKED SECURITIES
$	180	GE Capital Mortgage Services, Inc., Series
		1998-HE1, Class A7 #	(AAA , Aaa)	06/25/28	6.465	$179,929
	71	GE Capital Mortgage Services, Inc., Series
		1999-HE2, Class A5	(AAA , Aaa)	03/25/29	7.510	71,332
	839	GMAC Mortgage Corporation Loan Trust,
		Series 2003-HE2, Class A2	(AAA , Aaa)	06/25/25	3.140	834,322
	1,155	Harley-Davidson Motorcycle Trust, Series
		2004-2, Class A2 #	(AAA , Aaa)	02/15/12	3.560	1,133,705
	188	IMC Home Equity Loan Trust, Series
		1997-5, Class A10 #	(AAA , Aaa)	11/20/28	6.880	188,881
	322	Indymac Home Equity Loan Asset-Backed
		Trust, Series 2000-C, Class AF6	(AAA , Aaa)	02/25/30	7.340	324,616
	219	Mellon Residential Funding Corp., Series
		1998-TBC1, Class A3 #	(AAA , Aaa)	10/25/28	5.230	221,948
	644	Morgan Stanley ABS Capital I, Series
		2003-NC7, Class A2 #	(AAA , Aaa)	06/25/33	4.190	644,439
	1,118	New Century Home Equity Loan Trust, Series
		2003-5, Class AI3 #	(AAA , Aaa)	11/25/33	3.560	1,112,536
	1,080	Nissan Auto Lease Trust, Series 2004-A,
		Class A3	(AAA , Aaa)	08/15/07	2.900	1,067,943
	631	Nissan Auto Receivables Owner Trust,
		Series 2004-C, Class A2 #	(AAA , Aaa)	12/15/06	2.430	629,132
	475	PG&E Energy Recovery Funding LLC, Series
		2005-1, Class A1	(AAA , Aaa)	09/25/08	3.320	472,791
	785	Popular ABS Mortgage Pass-Through Trust,
		Series 2005-3, Class AF2	(AAA , Aaa)	07/25/35	4.332	775,678
	130	Residential Asset Mortgage Products, Inc.,
		Series 2001-RS3, Class AI4 #	(AAA , Aaa)	10/25/31	6.290	129,417
	720	Residential Asset Mortgage Products, Inc.,
		Series 2003-RS3, Class AI4	(AAA , Aaa)	04/25/33	5.670	727,088
	1,033	Residential Funding Mortgage Securities I,
		Series 2003-HI2, Class A4 #	(AAA , Aaa)	05/25/17	2.770	1,028,469
	243	Vanderbilt Mortgage Finance, Series
		1998-C, Class 1B1 #	(BBB , Baa)	02/07/15	6.970	245,259
	1,375	Whole Auto Loan Trust, Series 2003-1,
		Class A4 #	(AAA , Aaa)	03/15/10	2.580	1,348,163

	TOTAL ASSET BACKED SECURITIES (Cost $19,284,472)					19,064,556

	MORTGAGE-BACKED SECURITIES (36.1%)
	1,010	Bank of America Commercial Mortgage, Inc.,
		Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	1,000,763
	649	Bank of America Mortgage Securities, Series
		2005-F, Class 2A2 #	(AAA , Aaa)	07/25/35	5.037	645,457
	666	Bear Stearns Commercial Mortgage Securities,
		Inc., Series 2002-PBW1, Class A1	(AAA , Aaa)	11/11/35	3.970	653,385
	2,490	Fannie Mae, Global Notes ‡‡	(AAA , Aaa)	02/15/07	2.375	2,425,043
	1,300	Fannie Mae, Global Notes ‡‡	(AAA , Aaa)	02/28/07	4.000	1,293,004
	1,085	Fannie Mae, Global Notes (Callable 08/17/06 @
		$100.00) ‡‡	(AAA , Aaa)	08/17/07	4.375	1,081,986
	1,274	Fannie Mae Pool #313409 ‡‡	(AAA , Aaa)	03/01/12	6.500	1,318,358
	550	Fannie Mae Pool #545162	(AAA , Aaa)	12/01/13	6.500	569,106
	1,166	Fannie Mae Pool #571868 ‡‡	(AAA , Aaa)	05/01/14	6.000	1,200,197
	95	Fannie Mae Pool #633075 #	(AAA , Aaa)	02/01/32	5.982	96,073
	412	Fannie Mae Pool #651933 #	(AAA , Aaa)	07/01/32	5.591	419,638
	1,540	Fannie Mae Pool #675346 ‡‡#	(AAA , Aaa)	12/01/32	4.988	1,540,639
	1,172	Fannie Mae Pool #735196 ‡‡#	(AAA , Aaa)	11/01/34	4.034	1,172,822
	1,000	Farmer Mac, Global Notes ‡‡	(AAA , Aaa)	07/29/08	4.250	995,102
	1,555	Federal Home Loan Bank, Global Bonds (Callable
		04/07/06 @ $100.00) ‡‡	(AAA , Aaa)	04/07/08	4.430	1,547,074

	Par		Ratings†
	(000)		(S&P/Moody’s)	Maturity	Rate%	Value

	MORTGAGE-BACKED SECURITIES
$	179	Federal Home Loan Mortgage Corp., Series
		2474, Class NE	(AAA , Aaa)	07/15/17	5.000	$179,761
	12	Federal National Mortgage Association, Series
		2001-63, Class AQ	(AAA , Aaa)	01/25/31	5.750	12,424
	45	Federal National Mortgage Association, Series
		2002-57, Class BC	(AAA , Aaa)	06/25/15	5.500	44,825
	46	Federal National Mortgage Association, Series
		2002-W7, Class A3	(AAA , Aaa)	01/25/25	5.250	45,930
	1,370	Freddie Mac, Global Notes ‡‡	(AAA , Aaa)	07/12/10	4.125	1,349,020
	497	Freddie Mac Pool #789806 #	(AAA , Aaa)	09/01/32	5.093	500,604
	805	GE Capital Commercial Mortgage Corp.,
		Series 2001-3, Class A1 #	(AAA , Aaa)	06/10/38	5.560	820,184
	605	GMAC Commercial Mortgage Securities, Inc.,
		Series 1997-C2, Class B, Subordindated Bond	(AAA , Aaa)	04/15/29	6.703	627,665
	1,054	JPMorgan Chase Commercial Mortgage
		Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	1,028,699
	364	Master Adjustable Rate Mortgages Trust, Series
		2003-1, Class 2A1 #	(AAA , Aaa)	12/25/32	4.650	357,170
	710	Washington Mutual, Series 2005-AR14,
		Class 1A4	(AAA , Aaa)	12/31/35	5.050	707,338
	875	Washington Mutual, Series 2005-AR4, Class
		A2A	(AAA , Aaa)	04/25/35	4.216	870,898
	645	Wells Fargo Mortgage Backed Securities Trust,
		Series 2005-AR16, Class 6A3 #	(AAA , Aaa)	10/25/35	5.002	643,992

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,290,609)					23,147,157

	FOREIGN BONDS (2.5%)
	Sovereign (0.8%)
	500	Government of Russia, Series VI, Debentures
		(Russia)	(BBB- , Ba1)	05/14/06	3.000	495,950

	Telecommunications (1.7%)
	500	Deutsche Telekom International Finance BV, Global
		Company Guaranteed Notes (Netherlands) #	(A- , A3)	06/15/10	8.000	567,424
	550	France Telecom SA, Global Notes (France) #	(A- , A3)	03/01/06	7.450	556,437

						1,123,861

	TOTAL FOREIGN BONDS (Cost $1,631,157)					1,619,811

	SHORT-TERM INVESTMENTS (4.5%)
	2,000	Paradigm Funding LLC		10/04/05	3.773	1,999,372
	821	State Street Bank and Trust Co. Euro Time Deposit		10/03/05	2.850	821,000
	50	United States Treasury Bills		11/03/05	3.040	49,851

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,870,223)					2,870,223

	TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $64,254,571)					63,769,888

	OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)					306,818

	NET ASSETS (100.0%)					$64,076,706

                                                                   INVESTMENT ABBREVIATIONS
                                                                          MTN = Medium Term Notes
                                                                                   NR = Not Rated

OPEN FUTURES CONTRACTS
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation
Futures Contract	Contracts	Date	Amount	Value	(Depreciation)

U.S. Treasury 2 Year
Notes Futures	85	12/30/05	$17,581,658	$17,500,703	$(80,955)

U.S. Treasury 5 Year
Notes Futures	(38)	12/20/05	$(4,075,932)	$(4,060,656)	$15,276

			$13,505,726	$13,440,047	$(65,679)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $1,056,500 or 1.65% of net assets.
‡‡	Collateral segregated for futures contracts.
#	Variable rate obligations – The interest rate shown is the rate as of September 30, 2005.
+	Step Bond — The interest stated is as of September 30, 2005 and will reset at a future date.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York
Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.
Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are val-
ued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary mar-
kets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under proce-
dures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreci-
ation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $64,254,571, $121,367, $(606,050) and $(484,683), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange
Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Short Duration Bond Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  November 29, 2005